DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating income	$ 1,460	$ 225
Financial income (expenses)	$ 304	$ (894)